Related Parties Transactions (Details) - Schedule of amount due from related parties - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 2,715,375	$ 1,286,618	$ 696,255
Rgene [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	48,586	49,110	42,911
BioFirst [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,563,233	468,435
BioFirst (Australia) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	830,118	491,816	373,235
BioHopeKing Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	121,153	124,972	123,583
LBG USA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	675	675	675
BioLite Japan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	150,000	150,000	150,000
Keypoint [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 1,610	$ 1,610	$ 1,610